Shareholders' Equity - Activity for restricted stock (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Unvested at beginning of period	122,140	49,500	30,000	20,000
Granted		87,456	49,500	15,000
Vested		(12,900)	(30,000)	(5,000)
Forfeited	(3,608)	(1,916)
Unvested at end of period	118,532	122,140	49,500	30,000
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 15.98	$ 15.00	$ 15.96	$ 16.92
Granted		$ 16.38	$ 15.00	$ 15.00
Vested		$ 14.92	$ 15.96	$ 16.92
Forfeited	$ 16.61	$ 15.95
Unvested at end of period	$ 15.96	$ 15.98	$ 15.00	$ 15.96